Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (86,304)	$ 215,236	$ (125,504)	$ 259,088
Other comprehensive (loss) income before reclassifications
Unrealized (loss) gain on marketable securities	(25)	(217)	10	(429)
Unrealized (loss) gain on qualifying cash flow hedging instruments	(12,547)	328	(38,193)	(644)
Pension adjustments, net of taxes	209	(96)	431	(188)
Foreign exchange (loss) gain on currency translation	(44)	(174)	87	(653)
Amounts reclassified from accumulated other comprehensive (loss) income to equity income:
Realized loss on qualifying cash flow hedging instruments	892	591	1,821	953
Other comprehensive (loss) income	(11,515)	432	(35,844)	(961)
Comprehensive (loss) income	(97,819)	215,668	(161,348)	258,127
Less: Comprehensive loss (income) attributable to non-controlling interests	16,947	(149,934)	23,914	(203,144)
Comprehensive (loss) income attributable to shareholders of Teekay Corporation	$ (80,872)	$ 65,734	$ (137,434)	$ 54,983